Feb. 28, 2018

Statutory Prospectus Supplement dated October 24, 2018

Important Notice Regarding Changes in Fund Name, Investment Strategy and Portfolio Managers for Invesco Emerging Markets Equity Fund

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, C, R and Y shares of Invesco Emerging Markets Equity Fund.

The Board of Trustees (the “Board”) of AIM Investment Funds (Invesco Investment Funds) (the “Trust”) recently approved changes to the Invesco Emerging Markets Equity Fund’s (the “Fund”) name, principal investment strategies and portfolio managers. Effective on or about November 1, 2018, the following changes are made to the Fund’s Statutory Prospectuses:

The Fund will be renamed “Invesco Emerging Markets Select Equity Fund.” Therefore, all references to Invesco Emerging Markets Equity Fund will be changed to Invesco Emerging Markets Select Equity Fund.

The following information replaces in its entirety the fifth through seventh paragraphs appearing under the heading “Fund Summary – Principal Investment Strategies of the Fund”:

“To achieve the Fund’s objectives, the portfolio management team applies a rigorous bottom-up fundamental investment approach to analyze the quality and value of individual companies to determine whether or not to invest in them. There is no attempt to mirror the composition of the Fund’s benchmark index. The portfolio management team looks for companies:

•	That meet strict business quality criteria

•	That meet standards of management quality

•	That are believed to be attractively priced in relation to their intrinsic value

As part of a comprehensive assessment of a company’s intrinsic value, the team uses a variety of valuation methods and will typically review a company’s financial information, competitive position and its future prospects. The team may also meet with the company’s management and take into account general industry and economic trends. The team will then compare the intrinsic value that it has placed on the company against its current market price, and will consider investing where the market price is sufficiently lower than the value that the team has determined.

The portfolio management team will typically sell a security under the following conditions: (1) where the price of the security increases to a level that the team considers to be at or near its intrinsic value, (2) where there are more attractive opportunities, or (3) where the original investment thesis for a company is no longer valid.”

Statutory Prospectus Supplement dated October 24, 2018

Important Notice Regarding Changes in Fund Name, Investment Strategy and Portfolio Managers for Invesco Emerging Markets Equity Fund

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares of Invesco Emerging Markets Equity Fund.

The Board of Trustees (the “Board”) of AIM Investment Funds (Invesco Investment Funds) (the “Trust”) recently approved changes to the Invesco Emerging Markets Equity Fund’s (the “Fund”) name, principal investment strategies and portfolio managers. Effective on or about November 1, 2018, the following changes are made to the Fund’s Statutory Prospectus:

The Fund will be renamed “Invesco Emerging Markets Select Equity Fund.” Therefore, all references to Invesco Emerging Markets Equity Fund will be changed to Invesco Emerging Markets Select Equity Fund.

The following information replaces in its entirety the fifth through the seventh paragraphs appearing under the heading “Fund Summaries – Invesco Emerging Markets Equity Fund – Principal Investment Strategies of the Fund”:

“To achieve the Fund’s objectives, the portfolio management team applies a rigorous bottom-up fundamental investment approach to analyze the quality and value of individual companies to determine whether or not to invest in them. There is no attempt to mirror the composition of the Fund’s benchmark index. The portfolio management team looks for companies:

•	That meet strict business quality criteria

•	That meet standards of management quality

•	That are believed to be attractively priced in relation to their intrinsic value

As part of a comprehensive assessment of a company’s intrinsic value, the team uses a variety of valuation methods and will typically review a company’s financial information, competitive position and its future prospects. The team may also meet with the company’s management and take into account general industry and economic trends. The team will then compare the intrinsic value that it has placed on the company against its current market price, and will consider investing where the market price is sufficiently lower than the value that the team has determined.

The portfolio management team will typically sell a security under the following conditions: (1) where the price of the security increases to a level that the team considers to be at or near its intrinsic value, (2) where there are more attractive opportunities, or (3) where the original investment thesis for a company is no longer valid.”